Investment Objectives and Goals	Dec. 31, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MSTR DAILY TARGET ETF
T-REX 2X INVERSE MSTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE MSTR DAILY TARGET ETF
T-REX 2X LONG NFLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG NFLX DAILY TARGET ETF
T-REX 2X INVERSE NFLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE NFLX DAILY TARGET ETF